FINANCIAL INSTRUMENTS (Details) - Schedule of Financial Assets and Liabilites - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial assets
Cash and balances at central banks	£ 55,130	£ 54,663	£ 58,521
Items in the course of collection from banks	313	647
Financial assets at fair value through profit or loss	160,189	158,529
Derivative financial instruments	26,369	23,595
Loans and advances to banks	9,775	6,283	6,611
Loans and advances to customers	494,988	484,858
Debt securities	5,544	5,238
Financial assets at amortised cost	510,307	496,379
Financial assets at fair value through other comprehensive income	25,092	24,815
Assets arising from reinsurance contracts held	23,567	7,860
Total financial assets	800,967	766,488
Financial liabilities
Deposits from banks	28,179	30,320
Customer deposits	421,320	418,066
Items in course of transmission to banks	373	636
Financial liabilities at fair value through profit or loss	21,486	30,547
Derivative financial instruments	25,779	21,373
Notes in circulation	1,079	1,104
Debt securities in issue	97,689	91,168
Liabilities arising from insurance contracts and participating investment contracts	111,449	98,874
Liabilities arising from non-participating investment contracts	37,459	13,853
Other	2,244	428
Subordinated liabilities	17,130	17,656	£ 17,922
Total financial liabilities	764,187	724,025
Held at amortised cost [member]
Financial assets
Cash and balances at central banks	55,130	54,663
Items in the course of collection from banks	313	647
Loans and advances to banks	9,775	6,283
Loans and advances to customers	494,988	484,858
Debt securities	5,544	5,238
Financial assets at amortised cost	510,307	496,379
Total financial assets	565,750	551,689
Financial liabilities
Deposits from banks	28,179	30,320
Customer deposits	421,320	418,066
Items in course of transmission to banks	373	636
Notes in circulation	1,079	1,104
Debt securities in issue	97,689	91,168
Other	1,844	46
Subordinated liabilities	17,130	17,656
Total financial liabilities	567,614	558,996
Derivatives designated as hedging instruments [member]
Financial assets
Derivative financial instruments	1,236	1,563
Total financial assets	1,236	1,563
Financial liabilities
Derivative financial instruments	1,105	1,108
Total financial liabilities	1,105	1,108
At fair value through other comprehensive income [member]
Financial assets
Financial assets at fair value through other comprehensive income	25,092	24,815
Total financial assets	25,092	24,815
Insurance contracts [member]
Financial assets
Assets arising from reinsurance contracts held	23,567	7,860
Total financial assets	23,567	7,860
Financial liabilities
Liabilities arising from insurance contracts and participating investment contracts	111,449	98,874
Liabilities arising from non-participating investment contracts	37,459	13,853
Other	400	382
Total financial liabilities	149,308	113,109
Designated at fair value through profit or loss [member]
Financial liabilities
Financial liabilities at fair value through profit or loss	7,531	7,096
Total financial liabilities	7,531	7,096
Mandatorily held at fair value through profit or loss [member] | Held for trading at fair value through profit or loss [member]
Financial assets
Financial assets at fair value through profit or loss	17,982	35,246
Derivative financial instruments	25,133	22,032
Total financial assets	43,115	57,278
Financial liabilities
Financial liabilities at fair value through profit or loss	13,955	23,451
Derivative financial instruments	24,674	20,265
Total financial liabilities	38,629	43,716
Mandatorily held at fair value through profit or loss [member] | Other [Member]
Financial assets
Financial assets at fair value through profit or loss	142,207	123,283
Total financial assets	£ 142,207	£ 123,283